Financial instruments and risk management (Details) - CAD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Financial Instruments and Digital Assets [Abstract]
Liabilities	$ 61,547	$ 154,740
Loans Payable [Member]
Financial Instruments and Digital Assets [Abstract]
Financial liability, carrying value	26,100	40,100
Financial liability, at fair value	(27,125)	(41,477)
Level 1 [Member] | Loans Payable [Member]
Financial Instruments and Digital Assets [Abstract]
Financial liability, at fair value	0	0
Level 2 [Member] | Loans Payable [Member]
Financial Instruments and Digital Assets [Abstract]
Financial liability, at fair value	(27,125)	(41,477)
Level 3 [Member] | Loans Payable [Member]
Financial Instruments and Digital Assets [Abstract]
Financial liability, at fair value	0	0
Fair Value through Other Comprehensive Income [Member] | Deposits [Member]
Financial Instruments and Digital Assets [Abstract]
Liabilities	31,347	156,093
Fair Value through Other Comprehensive Income [Member] | Level 1 [Member] | Deposits [Member]
Financial Instruments and Digital Assets [Abstract]
Liabilities	31,347	156,093
Fair Value through Other Comprehensive Income [Member] | Level 2 [Member] | Deposits [Member]
Financial Instruments and Digital Assets [Abstract]
Liabilities	0	0
Fair Value through Other Comprehensive Income [Member] | Level 3 [Member] | Deposits [Member]
Financial Instruments and Digital Assets [Abstract]
Liabilities	0	0
Financial Value Carried Through Profit and Loss [member] | Warrants Liability [Member]
Financial Instruments and Digital Assets [Abstract]
Liabilities	212
Financial Value Carried Through Profit and Loss [member] | Level 1 [Member] | Warrants Liability [Member]
Financial Instruments and Digital Assets [Abstract]
Liabilities	0
Financial Value Carried Through Profit and Loss [member] | Level 2 [Member] | Warrants Liability [Member]
Financial Instruments and Digital Assets [Abstract]
Liabilities	212
Financial Value Carried Through Profit and Loss [member] | Level 3 [Member] | Warrants Liability [Member]
Financial Instruments and Digital Assets [Abstract]
Liabilities	$ 0
Financial Value Carried Through Profit and Loss [member] | Fair Value through Other Comprehensive Income [Member] | Warrants Liability [Member]
Financial Instruments and Digital Assets [Abstract]
Liabilities		99,021
Financial Value Carried Through Profit and Loss [member] | Fair Value through Other Comprehensive Income [Member] | Level 1 [Member] | Warrants Liability [Member]
Financial Instruments and Digital Assets [Abstract]
Liabilities		0
Financial Value Carried Through Profit and Loss [member] | Fair Value through Other Comprehensive Income [Member] | Level 2 [Member] | Warrants Liability [Member]
Financial Instruments and Digital Assets [Abstract]
Liabilities		99,021
Financial Value Carried Through Profit and Loss [member] | Fair Value through Other Comprehensive Income [Member] | Level 3 [Member] | Warrants Liability [Member]
Financial Instruments and Digital Assets [Abstract]
Liabilities		$ 0